JPMorgan Small Cap Growth Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Small Cap Growth Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,812
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,544
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,226
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 921